Schedule of Issued Capital (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Beginning balance, shares	14,336,539	13,558,525
Settlement of PSUs and RSUs, shares	265,143	230,336
Issue of shares on business acquisition		947,807
Share options exercised, shares	7,410
Share repurchase	(833,614)	(412,623)
Redemption of non-management directors share units	4,024	12,494
Ending balance, shares	13,779,502	14,336,539
Beginning balance	$ 2,365,129	$ 2,299,533
Settlement of PSUs and RSUs	21,846	19,206
Share options exercised	978
Share repurchases	(86,570)	(29,955)
Share repurchases	(76,570)
Issue of shares on business acquisition, value		75,588
Share repurchase accrual	(10,000)
Redemption of non-management directors share units	346	757
Ending balance	$ 2,301,729	$ 2,365,129